Income taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense:
Federal	$ 160	$ 465	$ 592
Foreign	353	407	484
State and local	107	163	113
Total current tax expense	620	1,035	1,189
Deferred tax expense (benefit):
Federal	208	(145)	(3)
Foreign	22	16	(13)
State and local	27	(64)	(53)
Total deferred tax expense (benefit)	257	(193)	(69)
Provision for income taxes	$ 877	$ 842	$ 1,120